Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 87.4%
Communication Services - 1.7%
Verizon Communications, Inc.	1,443,146	$49,182,416
Consumer Discretionary - 10.3%
Home Depot, Inc. (a)	371,485	124,016,552
McDonald's Corp.	503,618	147,660,798
Starbucks Corp. (a)	322,192	32,725,041
		304,402,391
Consumer Staples - 12.8%
Coca-Cola Co.	934,602	57,879,902
General Mills, Inc.	1,052,879	78,692,176
Procter & Gamble Co.	995,432	155,586,022
Walmart, Inc.	553,238	88,440,627
		380,598,727
Energy - 9.5%
Chevron Corp.	924,850	151,360,951
Marathon Petroleum Corp. (a)	484,472	64,444,465
Schlumberger NV	1,167,354	68,103,433
		283,908,849
Financials - 15.1%
Goldman Sachs Group, Inc. (a)	403,380	143,550,841
JPMorgan Chase & Co.	936,758	147,970,294
Visa, Inc. - Class A	661,566	157,274,085
		448,795,220
Health Care - 13.8%
Johnson & Johnson	739,929	123,960,305
Merck & Co., Inc.	1,216,212	129,709,010
UnitedHealth Group, Inc. (a)	306,711	155,309,249
		408,978,564
Industrials - 10.3%
Deere & Co. (a)	226,325	97,229,220
Lockheed Martin Corp. (a)	186,860	83,408,698
United Parcel Service, Inc. - Class B (a)	664,056	124,264,799
		304,902,717
Information Technology - 9.9%
Apple, Inc. (a)	692,351	136,012,354
Microsoft Corp.	466,087	156,567,945
		292,580,299
Materials - 1.0%
Freeport-McMoRan, Inc.	702,130	31,350,105
Utilities - 3.0%
Duke Energy Corp. (a)	939,610	87,966,288
Total Common Stocks (Cost $2,360,171,865)		2,592,665,576

MONEY MARKET FUNDS - 12.7%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (b)	377,097,206	377,097,206
Total Money Market Funds (Cost $377,097,206)		377,097,206
Total Investments - 100.1%
(Cost $2,737,269,071)		$2,969,762,782

Percentages are based on Net Assets of $2,967,495,322.
(a)	All or portion of this security is held as collateral for the options written. At July 31, 2023, the value of these securities amounted to $451,244,750 or 15.2% of net assets.
(b)	Seven-day yield as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bank Global Fund Services.

Schedule of Options Written
July 31, 2023 (Unaudited)

	Contracts	Notional Amount	Value
Call Options Written (a) - (0.2)%
Apple, Inc., Expires 8/04/2023, Strike Price $200.00	6,000	$(117,870,000)	$(1,149,000)
Deere & Co., Expires 8/18/2023, Strike Price $490.00	600	(25,776,000)	(24,900)
Duke Energy Corp., Expires 8/18/2023, Strike Price $95.00	1,200	(11,234,400)	(99,000)
Goldman Sachs Group, Inc., Expires 8/18/2023, Strike Price $370.00	1,500	(53,380,500)	(216,750)
Home Depot, Inc., Expires 8/18/2023, Strike Price $350.00	1,000	(33,384,000)	(199,500)
Lockheed Martin Corp., Expires 8/04/2023, Strike Price $500.00	350	(15,622,950)	(2,625)
Marathon Petroleum Corp., Expires 8/18/2023, Strike Price $132.00	4,000	(53,208,000)	(1,550,000)
Starbucks Corp., Expires 8/04/2023, Strike Price $101.00	3,000	(30,471,000)	(915,000)
United Parcel Service, Inc., Expires 8/18/2023, Strike Price $195.00	4,000	(74,852,000)	(864,000)
UnitedHealth Group, Inc., Expires 8/18/2023, Strike Price $540.00	700	(35,445,900)	(39,550)
Total Call Options Written
(Premiums Received $5,083,466)			$(5,060,325)

(a) Exchange Traded.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$ 2,592,665,576
Money Market Deposit Accounts	377,097,206
Total Level 1	2,969,762,782
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 2,969,762,782
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$ 5,060,325
Total Level 1	5,060,325
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 5,060,325

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at value.

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund.